Pursuant to the Fund’s procedures adopted under Rule 10f-3, the Fund’s Board of Directors/Trustees receives a quarterly report in the form of a checklist as to the satisfaction of the applicable conditions of paragraph (c)(1) through (c)(8) of Rule 10f-3.

Fund	VP Balanced Fund
Issuer	Bank of America Corporation
Ticker/Sedol	06051GKJ7
Principal Amount (US$)	$2,250,000,000
Principal Amount (Foreign$)	N/A
Amount Purchased (US$)	$90,000
Amount Purchased (Foreign$)	N/A
Trade Date	02/01/2022
Price (US$)	$100
Price-Foreign	N/A
Underwriter	BofA Securities
Other Syndicate Members:
Apto Partners, LLC
Drexel Hamilton, LLC
Great Pacific Securities
Loop Capital Markets LLC
MFR Securities, Inc.
Telsey Advisory Group LLC
ABN AMRO Securities (USA) LLC
ANZ Securities, Inc.
BBVA Securities Inc.
BMO Capital Markets Corp.
CIBC World Markets Corp.
DBS Bank Ltd.
HSBC Securities (USA) Inc
ING Financial Markets LLC
Intesa Sanpaolo S.p.A.
KeyBanc Capital Markets Inc.
Lloyds Securities Inc.
Mizuho Securities USA LLC
MUFG Securities Americas Inc.
Natixis Securities Americas LLC
Nomura Securities International, Inc.
Nordea bank Abp
PNC Capital Markets LLC
Santander Investment Securities Inc.
Scotia Capital (USA) Inc.
SMBC Nikko Securities America, Inc.
Standard Chartered Bank
SVB Securities LLC
UniCredit Capital Markets LLC
U.S. Bancorp Investments, Inc.
Westpac Capital Markets LLC

Underwriting Spread	.35%
Currency	USD

Fund	VP Balanced Fund
Issuer	Citigroup Inc
Ticker/Sedol	172967NG2
Principal Amount (US$)	$2,500,000,000
Principal Amount (Foreign$)	N/A
Amount Purchased (US$)	$164,000
Amount Purchased (Foreign$)	N/A
Trade Date	02/16/2022
Price (US$)	$100
Price-Foreign	N/A
Underwriter	Citigroup Global Markets Inc

Other Syndicate Members:	Academy Securities Inc.
Barclays Capital
BMO Capital Markets Corp.
Capital One Securities Inc.
CastleOak Securities
Commonwealth Bank of Australia
Deutsche Bank Securities Inc.
Intesa Sanpaolo
Lloyds Securities Inc.
Mizuho Securities USA LLC
MUFG Securities Americas Inc.
nabSecurities LLC
Natixis Securities Americas LLC
PNC Capital Markets LLC
RBC Capital Markets
Santander Investment Securities Inc.
Scotia Capital USA Inc.
SG Americas Securities LLC
SMBC Nikko Securities America Inc.
Standard Chartered Bank (US)
TD Securities USA LLC
United Overseas Bank
US Bancorp Investments Inc.
American Veterans Group Pbc
ANZ Securities
Banco de Sabadell
BBVA Securities Inc.
CIBC World Markets
CL King & Associates
Commerz Markets LLC
Credit Agricole Securities USA Inc.
Danske Markets
Desjardins Securities Inc.
Erste Group Bank AG
Fifth Third Securities
Global Oak Captial Markets LLC
Huntington Securities Inc.
Industrial and Commercial Bank of China
ING Financial Markets LLC
Jefferies LLC
KeyBanc Capital Markets
Mischler Financial Group
National Bank of Canada Financial Inc.
Natwest Markets
Netrex Capital Markets LLC
Nomura Securities International
Nordea Bank
Rabo Securities USA Inc.
RB International Markets USA LLC
Regions Securities LLC
Roberts & Ryan Investments Inc.
Samuel A Ramirez & Co Inc.
Tigress Financial Partners LLC
Truist Securities Inc.
UBS Securities LLC
UniCredit Capital Markets Inc.
Westpac Capital Markets LLC

Underwriting Spread	.33%
Currency	USD

Fund	VP Balanced Fund
Issuer	Bank of America Corporation
Ticker/Sedol	06051GKM0
Principal Amount (US$)	$3,000,000,000
Principal Amount (Foreign$)	N/A
Amount Purchased (US$)	$145,000
Amount Purchased (Foreign$)	N/A
Trade Date	03/17/2022
Price (US$)	$100
Price-Foreign	N/A
Underwriter	BofA Securities
Other Syndicate Members:	American Veterans Group, PBC
Blaylock Van, LLC
Multi-Bank Securities, Inc.
Penserra Securities LLC
Samuel A. Ramirez & Company, Inc.
Siebert Williams Shank & Co., LLC
ANZ Securities, Inc.
Banco de Sabadell, S.A.
BNY Mellon Capital Markets, LLC
Capital One Securities, Inc.
Commerz Markets LLC
Commonwealth Bank of Australia
Danske Markets Inc.
ICBC Standard Bank Plc
ING Financial Markets LLC
Intesa Sanpaolo S.p.A.
Mizuho Securities USA LLC
MUFG Securities Americas Inc.
nabSecurities, LLC
Natixis Securities Americas LLC
NatWest Markets Securities Inc.
Nomura Securities International, Inc.
Nordea Bank Abp
PNC Capital Markets LLC
Regions Securities LLC
Santander Investment Securities Inc.
SG Americas Securities, LLC
SMBC Nikko Securities America, Inc.
SVB Securities LLC
TD Securities (USA) LLC
Westpac Capital Markets LLC
Underwriting Spread	.25%
Currency	USD

Fund	VP Balanced Fund
Issuer	Citigroup Inc.
Ticker/Sedol	172967NS6
Principal Amount (US$)	$1,500,000,000
Principal Amount (Foreign$)	N/A
Amount Purchased (US$)	$100,000
Amount Purchased (Foreign$)	N/A
Trade Date	05/17/2022
Price (US$)	$100
Price-Foreign	N/A
Underwriter	Citigroup Global Markets Inc.
Other Syndicate Members:	Bank of China Limited, London Branch
Barclays Capital Inc.
BBVA Securities Inc.
BMO Capital Markets Corp.
Capital One Securities, Inc.
CastleOak Securities, L.P.
Commonwealth Bank of Australia
Deutsche Bank Securities Inc.
HSBC Securities (USA) Inc.
Intesa Sanpaolo S.p.A.
Loop Capital Markets LLC
Mashreqbank psc
MFR Securities, Inc.
Mizuho Securities USA LLC
MUFG Securities Americas Inc.
nabSecurities, LLC
NatWest Markets Securities Inc.
Nomura Securities International, Inc.
Oversea-Chinese Banking Corporation Limited
PNC Capital Markets LLC
R. Seelaus & Co., LLC
RBC Capital Markets, LLC
Santander Investment Securities Inc.
Scotia Capital (USA) Inc.
SG Americas Securities, LLC
SMBC Nikko Securities America, Inc.
TD Securities (USA) LLC
UBS Securities LLC
UniCredit Capital Markets LLC
Underwriting Spread	.325%
Currency	USD

Fund	VP Balanced Fund
Issuer	Bank of Montreal
Ticker/Sedol	06368D3S1
Principal Amount (US$)	$1,299,701,000
Principal Amount (Foreign$)	N/A
Amount Purchased (US$)	$69,984
Amount Purchased (Foreign$)	N/A
Trade Date	05/31/2022
Price (US$)	$99.98
Price-Foreign	N/A
Underwriter	Bank of Montreal
Other Syndicate Members:	BMO Capital Markets Corp.
Goldman Sachs & Co. LLC
J.P. Morgan Securities LLC
Morgan Stanley & Co. LLC
Wells Fargo Securities, LLC
Academy Securities, Inc.
BNP Paribas Securities Corp.
BofA Securities, Inc.
C.L. King & Associates, Inc.
Citigroup Global Markets Inc.
Desjardins Securities Inc.
HSBC Securities (USA) Inc.
National Bank of Canada Financial Inc.
Nomura Securities International, Inc.
UBS Securities LLC
Underwriting Spread	.25%
Currency	USD

Fund	VP Balanced Fund
Issuer	Bank of America Corporation
Ticker/Sedol	06051GKW8
Principal Amount (US$)	$3,000,000,000
Principal Amount (Foreign$)	N/A
Amount Purchased (US$)	$130,000
Amount Purchased (Foreign$)	N/A
Trade Date	07/19/2022
Price (US$)	$100
Price-Foreign	N/A
Underwriter	BofA Securities, Inc
Other Syndicate Members:	AmeriVet Securities, Inc.
Cabrera Capital Markets, LLC
CastleOak Securities, L.P.
C.L. King & Associates, Inc.
Mischler Financial Group, Inc.
R Seelaus & Co., LLC
Banco de Sabadell, S.A.
BBVA Securities Inc.
BNY Mellon Capital Markets, LLC
Capital One Securities, Inc.
CIBC World Markets Corp.
Citizens Capital Markets, Inc.
Danske Markets Inc.
HSBC Securities (USA) Inc.
Huntington Securities, Inc.
ING Financial Markets LLC
Lloyds Securities Inc.
Mashreqbank psc
Mizuho Securities USA LLC
MUFG Securities Americas Inc.
Natixis Securities Americas LLC
NatWest Markets Securities Inc.
Nomura Securities International Inc.
Nordea Bank Abp
PNC Capital Markets LLC
Scotia Capital (USA) Inc.
SG Americas Securities, LLC
SMBC Nikko Securities America, Inc.
Standard Chartered Bank
SVB Securities LLC
UniCredit Capital Markets LLC
Underwriting Spread	.35%
Currency	USD

Fund	VP Balanced Fund
Issuer	Mitsubishi UFJ Financing Group
Ticker/Sedol	606822CQ5
Principal Amount (US$)	$2,000,000,000
Principal Amount (Foreign$)	N/A
Amount Purchased (US$)	$134,000
Amount Purchased (Foreign$)	N/A
Trade Date	09/06/2022
Price (US$)	$100
Price-Foreign	N/A
Underwriter	MUFG Securities Americas Inc.
Other Syndicate Members:	Morgan Stanley & Co. LLC
BofA Securities, Inc.
Barclays Capital Inc.
Citigroup Global Markets Inc.
J.P. Morgan Securities LLC
Bank of China Limited
BNP Paribas
Crédit Agricole Corporate and Investment Bank
HSBC Securities (USA) Inc.
Industrial and Commercial Bank of China Limited, Singapore Branch
Natixis Securities Americas LLC
Nomura Securities International, Inc.
Société Générale
TD Securities USA LLC
Wells Fargo Securities, LLC
Underwriting Spread	.20%
Currency	USD